Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2020
TextBlockAbstract [Abstract]
Summary of Transition Impact
The transition impact is detailed as follows:

(€’000)
Operating leases commitments disclosed—December 31, 2018	2,912
Future minimum sublease income offset against amount of operating lease commitments previously disclosed [1]	1,078
Adjustment as a result of different treatment of extension options	957
‘Low-value assets’ and ‘short-term’ leases [2]	(137)
Operating leases commitments as per IFRS 16 scope	4,810
Discounting effect @ incremental borrowing rate	(928)
IFRS 16 lease liability (discounted) recognized at transition date—January 1, 2019	3,882
IFRS 16 lease liability (non-current)—January 1, 2019	3,208
IFRS 16 lease liability (current)—January 1, 2019	674

[1]	This relates to a real estate property lease in which the Group acts as an intermediate lessor between a head lessor and a sublessee.
[2]	IFRS 16 scope exemptions, as commented above.